Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income (loss)	Total
Balance at Sep. 30, 2021		$ 5,000		$ 666,367	$ 3,324,207	$ 17,411	$ 4,012,985
Balance (in Shares) at Sep. 30, 2021	[1]	8,000,000
Net income (Loss)					1,354,538		1,354,538
Capital contribution				69,000			69,000
Foreign currency translation adjustment						(58,571)	(58,571)
Balance at Sep. 30, 2022		$ 5,000		735,367	4,678,745	(41,160)	5,377,952
Balance (in Shares) at Sep. 30, 2022	[1]	8,000,000
Net income (Loss)					(1,035,751)		(1,035,751)
Proceeds from IPO		$ 719		5,749,281			5,750,000
Proceeds from IPO (in Shares)	[1]	1,150,000
Deferred offering cost				(3,913,984)			(3,913,984)
Foreign currency translation adjustment						4,328	4,328
Balance at Sep. 30, 2023		$ 5,719		2,570,664	3,642,994	(36,832)	$ 6,182,545
Balance (in Shares) at Sep. 30, 2023		9,150,000	[1]				9,150,000	[2]
Net income (Loss)					(6,876,830)		$ (6,876,830)
Issuance of common shares		$ 3,323		2,598,852			2,602,175
Issuance of common shares (in Shares)	[1]	5,316,667
Issuance of warrants				1,145,000			1,145,000
Foreign currency translation adjustment						(12,122)	(12,122)
Balance at Sep. 30, 2024		$ 9,042		$ 6,314,516	$ (3,233,836)	$ (48,954)	$ 3,040,768
Balance (in Shares) at Sep. 30, 2024		14,466,667	[1]				14,466,667	[2]

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.
[2]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.